CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2016	Oct. 01, 2016	Feb. 29, 2016
Batteries | Berkshire Hathaway
Disposal Group, Including Discontinued Operation, Consideration	[1]			$ 4,213
Beauty Brands
Disposal Group, Including Discontinued Operation, Consideration			$ 11,360
Disposal Groups - Equity of New Company		$ 9,421	$ 9,400

[1]	Includes $1,730 from cash infused into the Batteries business pursuant to the divestiture agreement (see Note 13).